PGIM Target Date 2055 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 51.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	33,632	$510,870
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	71,952	3,201,872
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	67,724	758,514
		4,471,256
Fixed Income — 11.7%
PGIM Core Conservative Bond Fund (Class R6)	10,197	87,698
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	51,130	348,194
PGIM TIPS Fund (Class R6)	12,528	105,113
PGIM Total Return Bond Fund (Class R6)	39,499	473,196
		1,014,201
International Equity — 36.6%
PGIM Global Real Estate Fund (Class R6)	21,025	431,436
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	60,520	754,078
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	138,913	1,985,074
		3,170,588

Total Long-Term Investments (cost $7,149,898)		8,656,045

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $13,170)	13,170	13,170

TOTAL INVESTMENTS 100.1% (cost $7,163,068)(wa)		8,669,215
Liabilities in excess of other assets (0.1)%		(6,025)

Net Assets 100.0%		$8,663,190

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2055 Fund